Employee Benefit Plans - Table Outlining Company's Participation in Pension Plan (Detail) - Southern Nevada Culinary and Bartenders Pension Plan [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Plans [Line Items]
Employer identification number	886016617
Pension plan number	001
Pension Protection Act Zone Status		Green	Green
Expiration Date of Collective Bargaining Agreements, Last	May 31, 2018